UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1 (405) 778‐8377

Date of fiscal year end: November 30, 2017

Date of reporting period: September 30, 2017

Item 1.	Reports to Stockholders.

Exchange Traded Concepts Trust REX Gold Hedged S&P 500 ETF

Semi-Annual Report

September 30, 2017
(Unaudited)

REX Gold Hedged S&P 500 ETF
Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Financial Highlights	8
Notes to the Consolidated Financial Statements	9
Disclosure of Fund Expenses	20
Supplemental Information	21

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to the Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-REX-1414; and (ii) on the Commission’s website at http://www.sec.gov.

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 84.0%

Consumer Discretionary — 10.0%
Amazon.com *	75	$72,101
AutoZone *	12	7,141
Best Buy	94	5,354
Carnival	233	15,045
CBS, Cl B	91	5,278
Charter Communications, Cl A *	45	16,354
Comcast, Cl A	890	34,247
Delphi Automotive	93	9,151
Dollar General	93	7,538
Dollar Tree *	78	6,772
Ford Motor	882	10,558
General Motors	297	11,992
Home Depot	232	37,946
Lowe's	189	15,109
McDonald's	153	23,972
Netflix *	99	17,954
Newell Brands	148	6,315
NIKE, Cl B	277	14,362
Omnicom Group	72	5,333
O'Reilly Automotive *	33	7,107
Priceline Group *	12	21,970
Ross Stores	147	9,492
Starbucks	290	15,576
Target	168	9,913
Tiffany	71	6,516
Time Warner	148	15,163
TJX	157	11,576
Twenty-First Century Fox, Cl A	333	8,785
Ulta Beauty *	25	5,652
VF	133	8,455
Walt Disney	274	27,008
Yum! Brands	79	5,815
		475,550
Consumer Staples — 6.8%
Altria Group	333	21,119
Archer-Daniels-Midland	124	5,271
British American Tobacco ADR	68	4,247
Coca-Cola	648	29,166
Colgate-Palmolive	211	15,371
Conagra Brands	177	5,972
Constellation Brands, Cl A	40	7,978
Costco Wholesale	72	11,829
CVS Caremark	207	16,833
Dr Pepper Snapple Group	76	6,724
Estee Lauder, Cl A	87	9,382
General Mills	165	8,540
JM Smucker	65	6,820
Kellogg	99	6,175
Kimberly-Clark	69	8,120
Kraft Heinz	96	7,445
Kroger	234	4,694
Molson Coors Brewing, Cl B	66	5,388
Mondelez International, Cl A	262	10,654
Monster Beverage *	117	6,464
PepsiCo	211	23,512
Philip Morris International	285	31,637
Procter & Gamble	358	32,571
Sysco	129	6,960
Tyson Foods, Cl A	85	5,988
Walgreens Boots Alliance	132	10,193
Wal-Mart Stores	208	16,253
		325,306
Energy — 5.3%
Anadarko Petroleum	159	7,767
Apache	126	5,771
Baker Hughes a GE	205	7,507
Chevron	339	39,832
ConocoPhillips	244	12,212
Devon Energy	229	8,407
EOG Resources	138	13,350
ExxonMobil	757	62,058
Halliburton	240	11,047
Kinder Morgan	481	9,226
Marathon Petroleum	141	7,907
Occidental Petroleum	193	12,393
Phillips 66	116	10,627

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments

September 30, 2017 (Unaudited) (Continued)

Description	Shares	Fair Value
Pioneer Natural Resources	66	$9,738
Schlumberger	280	19,533
Valero Energy	117	9,001
Williams	228	6,842
		253,218
Financials — 12.6%
Aflac	96	7,813
Allstate	105	9,651
American Express	162	14,655
American International Group	174	10,682
Aon	83	12,126
Bank of America	1,879	47,614
Bank of New York Mellon	267	14,156
BB&T	334	15,678
Berkshire Hathaway, Cl B *	295	54,079
BlackRock, Cl A	22	9,836
Brighthouse Financial *	96	5,837
Capital One Financial	129	10,921
Charles Schwab	254	11,110
Chubb	67	9,551
Citigroup	432	31,424
CME Group, Cl A	86	11,668
Discover Financial Services	138	8,898
Goldman Sachs Group	81	19,213
Hartford Financial Services Group	132	7,317
Intercontinental Exchange	120	8,244
JPMorgan Chase	578	55,206
M&T Bank	93	14,977
Marsh & McLennan	147	12,320
MetLife	240	12,468
Morgan Stanley	318	15,318
PNC Financial Services Group	120	16,172
Progressive	208	10,071
Prudential Financial	90	9,569
S&P Global	63	9,848
State Street	106	10,127
SunTrust Banks	329	19,664
Synchrony Financial	287	8,911
T Rowe Price Group	95	8,612
Travelers	72	8,821
US Bancorp	292	15,648
Wells Fargo	829	45,719
Willis Towers Watson	51	7,866
		601,790
Health Care — 12.0%
Abbott Laboratories	325	17,342
AbbVie	261	23,192
Aetna	88	13,993
Alexion Pharmaceuticals *	54	7,576
Allergan	64	13,117
Amgen	144	26,848
Anthem	52	9,874
Baxter International	130	8,158
Becton Dickinson	67	13,129
Biogen *	39	12,212
Boston Scientific *	276	8,051
Bristol-Myers Squibb	288	18,357
Cardinal Health	87	5,822
Celgene *	147	21,436
Cigna	61	11,403
Danaher	139	11,923
Edwards Lifesciences *	57	6,231
Eli Lilly	196	16,766
Express Scripts Holding *	167	10,574
Gilead Sciences	252	20,417
HCA Healthcare *	100	7,959
Humana	36	8,771
Illumina *	45	8,964
Incyte *	46	5,370
Intuitive Surgical *	9	9,413
Johnson & Johnson	473	61,495
McKesson	42	6,452
Medtronic	237	18,430
Merck	490	31,375
Mylan *	120	3,764
Pfizer	1,073	38,306
Quest Diagnostics	99	9,270
Regeneron Pharmaceuticals *	18	8,048
Stryker	79	11,220
Thermo Fisher Scientific	76	14,379
UnitedHealth Group	157	30,749
Vertex Pharmaceuticals *	52	7,906
Zimmer Biomet Holdings	79	9,250
Zoetis, Cl A	102	6,504
		574,046
Industrials — 8.6%
3M	103	21,620
American Airlines Group	116	5,509
Boeing	111	28,217
Caterpillar	124	15,464
CSX	247	13,402
Cummins	55	9,242
Deere	79	9,922
Delta Air Lines	168	8,101
Eaton	170	13,054
Emerson Electric	210	13,197

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments

September 30, 2017 (Unaudited) (Continued)

Description	Shares	Fair Value
FedEx	59	$13,309
Fortive	69	4,885
General Dynamics	60	12,335
General Electric	1,661	40,164
Honeywell International	141	19,985
Illinois Tool Works	115	17,014
Johnson Controls International	260	10,475
Lockheed Martin	50	15,515
Nielsen Holdings	201	8,331
Norfolk Southern	72	9,521
Northrop Grumman	40	11,509
PACCAR	86	6,221
Raytheon	72	13,434
Roper Technologies	48	11,683
Southwest Airlines	133	7,445
Stanley Black & Decker	75	11,323
Union Pacific	178	20,643
United Parcel Service, Cl B	132	15,852
United Technologies	141	16,367
Waste Management	108	8,453
		412,192
Information Technology — 19.6%
Accenture, Cl A	115	15,533
Activision Blizzard	172	11,096
Adobe Systems *	134	19,990
Alphabet, Cl A *	55	53,555
Alphabet, Cl C *	55	52,751
Amphenol, Cl A	111	9,395
Analog Devices	106	9,134
Apple	942	145,181
Applied Materials	256	13,335
Autodesk *	92	10,328
Automatic Data Processing	103	11,260
Broadcom, Cl A	78	18,918
Cisco Systems	981	32,991
Cognizant Technology Solutions, Cl A	150	10,881
Corning	315	9,425
DXC Technology	66	5,668
eBay *	235	9,038
Electronic Arts *	87	10,271
Facebook, Cl A *	435	74,328
Fidelity National Information Services	123	11,487
Fiserv *	66	8,511
Hewlett Packard Enterprise	499	7,340
HP	462	9,222
Intel	907	34,539
International Business Machines	166	24,083
Intuit	63	8,955
Mastercard, Cl A	130	18,356
Micro Focus International ADR *	44	1,419
Micron Technology *	243	9,557
Microsoft	1,385	103,170
NVIDIA	128	22,883
Oracle	584	28,236
Paychex	130	7,795
PayPal Holdings *	222	14,215
QUALCOMM	332	17,211
salesforce.com *	168	15,695
TE Connectivity	120	9,967
Texas Instruments	241	21,603
Visa, Cl A	318	33,466
Western Digital	78	6,739
		937,527
Materials — 2.3%
Air Products & Chemicals	64	9,678
DowDuPont	356	24,676
Ecolab	85	10,932
Freeport-McMoRan, Cl B *	426	5,981
LyondellBasell Industries, Cl A	67	6,636
Martin Marietta Materials	31	6,393
Monsanto	96	11,503
Newmont Mining	150	5,627
PPG Industries	81	8,801
Praxair	72	10,061
Sherwin-Williams	27	9,667
		109,955
Real Estate — 2.4%
American Tower, Cl A ‡	84	11,481
AvalonBay Communities ‡	45	8,029
Boston Properties ‡	69	8,479
Crown Castle International ‡	102	10,198
Equinix ‡	21	9,372
Equity Residential ‡	171	11,274
Prologis ‡	177	11,232
Public Storage ‡	39	8,346
Simon Property Group ‡	73	11,754
Ventas ‡	159	10,356
Welltower ‡	111	7,801
Weyerhaeuser ‡	249	8,473
		116,795
Telecommunication Services — 1.9%
AT&T	1,115	43,674
CenturyLink	301	5,689
Level 3 Communications *	88	4,690
Verizon Communications	703	34,791
		88,844

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Consolidated Schedule of Investments

September 30, 2017 (Unaudited) (Concluded)

Description	Shares	Fair Value
Utilities — 2.5%
American Electric Power	111	$7,797
Consolidated Edison	75	6,051
Dominion Energy	94	7,231
Duke Energy	57	4,783
Edison International	84	6,482
Eversource Energy	120	7,253
Exelon	187	7,044
NextEra Energy	63	9,233
PG&E	69	4,698
Pinnacle West Capital	97	8,202
PPL	207	7,856
Public Service Enterprise Group	162	7,493
Sempra Energy	54	6,163
Southern	184	9,042
WEC Energy Group	177	11,112
Xcel Energy	163	7,713
		118,153
Total Common Stock
(Cost $3,535,308)		4,013,376

Total Investments - 84.0%
(Cost $3,535,308)		$4,013,376

A summary of outstanding futures contracts held by the Fund at September 30, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Net Unrealized Appreciation
Gold	36	Dec-2017	4,408,776	4,625,280	$216,504
S&P 500 Index E-MINI	7	Dec-2017	870,047	880,635	10,588
					$227,092

The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of September 30, 2017.

Percentages are based on Net Assets of $4,775,319.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR —American Depositary Receipt.
Cl — Class
S&P — Standard & Poor’s

The following is a list of the inputs used as of September 30, 2017 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,013,376	$—	$—	$4,013,376
Total Investments in Securities	$4,013,376	$—	$—	$4,013,376

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$227,092	$—	$—	$227,092
Total Other Financial Instruments	$227,092	$—	$—	$227,092

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended September 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Consolidated Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

Assets:
Investments at Fair Value	$4,013,376
Cash and Cash Equivalents	221,203
Cash Collateral on Futures	550,000
Dividends Receivable	3,717
Receivable for Variation Margin	2,923
Reclaims Receivable	52
Total Assets	4,791,271

Liabilities:
Payable for Variation Margin	14,040
Advisory Fees Payable	1,912
Total Liabilities	15,952

Net Assets	$4,775,319

Net Assets Consist of:
Paid-in Capital	$4,022,589
Accumulated Undistributed Net Investment Income	35,598
Accumulated Net Realized Gain on Investments	11,972
Net Unrealized Appreciation on Investments	478,068
Net Unrealized Appreciation on Futures Contracts	227,092
Net Assets	$4,775,319

Investments, at Cost	3,535,308
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000
Net Asset Value, Offering and Redemption Price Per Share	$31.84

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Consolidated Statement of Operations

For the period ended September 30, 2017 (Unaudited)

Investment Income:
Dividend Income	$37,456
Total Investment Income	37,456

Expenses:
Advisory Fees	10,237
Total Expenses	10,237

Net Investment Income	27,219

Net Realized Gain (Loss) on:
Investments	12,872
Futures Contracts	(26,547)
Net Change in Unrealized Appreciation:
Investments	211,596
Futures Contracts	190,514
Net Realized and Unrealized Gain on Investments	388,435

Net Increase in Net Assets Resulting from Operations	$415,654

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Consolidated Statements of Changes in Net Assets

	Period Ended September 30, 2017 (Unaudited)	Period Ended March 31, 2017(1)
Operations:
Net Investment Income	$27,219	$32,121
Net Realized Loss on Investments and futures contracts(2)	(13,675)	(10,157)
Net Change in Unrealized Appreciation on Investments and futures contracts	402,110	303,050
Net Increase in Net Assets Resulting from Operations	415,654	325,014

Distributions to Shareholders:
Net Investment Income	—	(25,622)
Net Realized Gains	—	(2,910)
Total Distributions to Shareholders	—	(28,532)

Capital Share Transactions:
Issued	1,450,222	6,462,877
Redeemed	—	(3,849,916)
Increase in Net Assets from Capital Share Transactions	1,450,222	2,612,961

Total Increase in Net Assets	1,865,876	2,909,443

Net Assets:
Beginning of Period	2,909,443	—
End of Period (Includes Accumulated Undistributed Net Investment Income of $35,598 and $8,379, respectively.	$4,775,319	$2,909,443

Share Transactions:
Issued	50,000	250,000
Redeemed	—	(150,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	100,000

(1)	Commenced operations on April 4, 2016.
(2)	Includes realized gains as a result of in-kind transactions. (See Note 7).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Consolidated Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
REX Gold Hedged S&P 500 ETF
2017** (Unaudited)	$ 29.09	$ 0.19	$ 2.56	$ 2.75	$ —	$ —	$ —	$ 31.84	$ 31.78	9.45%	$ 4,775	0.48%(3)	1.28%(3)	6%
2017‡	25.00	0.28	4.10	4.38	(0.26)	(0.03)	(0.29)	29.09	29.05	17.67	2,909	0.48%(3)	1.04%(3)	24%

*	Per share data calculated using average shares method.
**	For the six months ended September 30, 2017.
‡	For the period April 4, 2016 (commencement of operations) to March 31, 2017.
(1)
Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)
Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)	Annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple portfolios. The consolidated financial statements herein are those of the Rex Gold Hedged S&P 500 ETF (“Fund”). The Fund seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures. The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Vident Investment Advisory, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Fund. The Fund commenced operations on April 4, 2016.

The REX Gold Hedged S&P 500 Subsidiary I (the “Subsidiary”) is a wholly-owned subsidiary of the REX Gold Hedged S&P 500 ETF. The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Fund and its subsidiary have been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statements of Changes in Net Assets.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Fund prepares its consolidated financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Futures are valued at the settlement price established each day by the board of the exchange on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended September 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Investment in the Subsidiary — The Fund will achieve commodities exposure primarily through investment in the Subsidiary. Such investment may not exceed 25% of the Fund’s total assets, as measured at the end of every quarter of the Fund’s taxable year. The Subsidiary will invest in derivatives including futures contracts and commodity-linked instruments, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Unlike the Fund, the Subsidiary may invest without limitation in futures and may use leveraged investment techniques. The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Fund. Except as noted, references to the investment strategies of the Fund for non-equity securities include the investment strategies of the Subsidiary.

The Subsidiary is not registered under the 1940 Act. As an investor in its Subsidiary, the Fund, as the Subsidiary’s sole shareholder, does not have the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls its Subsidiary, and the Fund and Subsidiary is managed by the Adviser, it is unlikely that a Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investments in the Subsidiary, and the Fund’s role as the sole shareholder of its Subsidiary. Also, in managing a Subsidiary’s portfolio, the Adviser is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate and could negatively affect the Fund and its shareholders.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the consolidated financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Consolidated Statement of Operations. As of September 30, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts — The Fund’s Subsidiary utilized futures contracts during the period ended September 30, 2017 to meet its investment objective. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested (received) in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities. As of September 30, 2017, the Fund had open futures contracts and during the period ended, all futures contracts held had equity and commodity risk exposures. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2017. The unrealized appreciation on futures contracts is presented on the Consolidated Statement of Assets and Liabilities as “Net Unrealized Appreciation on Futures Contracts.” The amount of realized gain (loss) on futures contracts is presented on the Consolidated Statement of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Consolidated Statement of Operations as “Net change in Unrealized Appreciation (Depreciation) on Futures Contracts.” A margin deposit held at one counter party for the futures contracts is included in “Cash Collateral on Futures” on the Consolidated Statement of Assets and Liabilities.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Offering Expenses — All offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, offering expenses are not reflected in the Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations.

Commodity-Linked Investments — To the extent consistent with its investment objective and strategies, the REX Gold Hedged S&P 500 ETF may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The REX Gold Hedged S&P 500 ETF may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in its Subsidiary.

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Certain of the Fund’s investments generally do not generate qualifying income if made directly by the Fund. The Fund, however, intends to gain exposure to certain non-qualifying investments, including commodities investments, through its investment in its wholly-owned Subsidiary. The Subsidiary intends to invest in futures contracts or commodity-linked instruments.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a minimum creation transaction fee of $500 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction. In addition to the fixed creation or redemption transaction fee, to the extent a Creation Unit consists of more than 100 securities, an additional creation transaction fee may be charged. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
REX Gold Hedged S&P 500 ETF	50,000	$500	$1,592,000	$500

3. OFFSETTING ASSETS AND LIABILITIES

Certain derivative contracts are executed under standard netting agreements. A derivative netting agreement creates an enforceable right of set off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present the Fund’s gross derivative assets and liabilities net of amounts available for offset under netting arrangements as of September 30, 2017:

REX Gold Hedged S&P 500 ETF
Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Assets
Futures Contracts	$2,923	$—	$2,923	$2,923	$—	$—
Total	$2,923	$—	$2,923	$2,923	$—	$—

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

3. OFFSETTING ASSETS AND LIABILITIES (continued)

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Liabilities
Futures Contracts	$(14,040)	$—	$(14,040)	$2,923	$—	$(11,117)
Total	$(14,040)	$—	$(14,040)	$2,923	$—	$(11,117)

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. DERIVATIVE TRANSACTIONS

The following tables include more than one type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of September 30, 2017 was as follows:

	Asset Derivatives			Liability Derivatives
	Consolidated Statements of Assets and Liabilities Location	Fair Value		Consolidated Statements of Assets and Liabilities Location	Fair Value
REX Gold Hedged S&P 500 ETF
Commodity contracts	Net Assets — Net unrealized appreciation on futures contracts	$216,504	*	Net Assets — Net unrealized depreciation on futures contracts	$—
Equity contracts	Net Assets — Net unrealized appreciation on futures contracts	10,588	*	Net Assets — Net unrealized depreciation on futures contracts	—
Total Derivatives not accounted for as hedging instruments		$227,092			$—

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2017.

Amount of realized gain (loss) on derivatives recognized in income (loss):

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$(67,290)
Equity contracts	40,743
Total	$(26,547)

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

4. DERIVATIVE TRANSACTIONS (continued)

Net change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$178,977
Equity contracts	11,537
Total	$190,514

The table below discloses the volume of the Fund’s futures contracts during the period ended September 30, 2017:

REX Gold Hedged S&P 500 ETF
Commodity Futures contracts:
Average Notional Balance Long	$4,126,469
Equity Futures contracts:
Average Notional Balance Long	806,874

5. BASIS FOR CONSOLIDATION

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, and the consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of March 31st for financial statement consolidation purposes.

The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in its Subsidiary.

A summary of the Fund’s investments in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2017	% of Total Assets at September 30, 2017
REX Gold Hedged S&P 500 ETF Subsidiary 1	April 4, 2016	$632,904	13.3%

Gains and losses attributed to the Fund’s investment in the Subsidiary are as follows:

REX Gold Hedged S&P 500 ETF Subsidiary 1
Net Realized Gain (Loss) on Futures Contracts	$(26,547)
Net Unrealized Appreciation on Futures Contracts	190,514
Total Net Realized and Unrealized Gains (Losses) Attributed to the Fund’s Investments in Subsidiary	$163,967

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

6. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.48% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with Rex Shares, LLC, (the “Sponsor”). Under the Expense Reimbursement Agreement, the Sponsor agrees to sub-license the use of the Fund’s benchmark index to the Adviser and assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.

The Subsidiary is managed by the Adviser. For the Subsidiary, pursuant to a management agreement between the Subsidiary and the Adviser (the “Subsidiary Agreement”), the Adviser will: (i) provide management services; (ii) pay all expenses incurred by the Subsidiary except for the fee paid to the Adviser pursuant to the Subsidiary Agreement (the “Subsidiary Management Fee”), interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses; and, in consideration thereof (iii) receive the Subsidiary Management Fee.

The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the Subsidiary Management Fee, if any, paid to the Adviser by the Fund’s Subsidiary. The Adviser earned $0 Subsidiary Management Fees for the period ended September 30, 2017.

Sub-Advisory Agreement

Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia, 30076. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows: 1) 5 basis points on up to $250 million in assets; 2) 4 basis points on the next $250 million; 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $30,000.

The Subsidiary is sub-advised by the Sub-Adviser. The Adviser, and not the Fund or its Subsidiary, pays the Sub-Adviser’s fees.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

6. AGREEMENTS (continued)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended September 30, 2017, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

7. INVESTMENT TRANSACTIONS

For the period ended September 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
REX Gold Hedged S&P 500 ETF	$559,136	$209,486

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended September 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
REX Gold Hedged S&P 500 ETF	$1,169,785	$—	$—

8. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Continued)

8. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the period ended March 31, 2017 were as follows:

	Ordinary Income	Totals
REX Gold Hedged S&P 500 ETF	$28,532	$28,532

As of March 31, 2017, the components of accumulated gains on a tax basis were as follows:

REX Gold Hedged S&P 500 ETF
Undistributed Ordinary Income	$40,331
Undistributed long-term capital gain	690
Post October losses	—
Unrealized appreciation (depreciation)	296,055
Total Accumulated Gains	$337,076

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
REX Gold Hedged S&P 500 ETF	$3,542,303	$531,302	$(60,229)	$471,073

9. RISKS OF INVESTING IN THE FUND

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies composing the S&P 500® Index or in instruments that have economic characteristics similar to those equity securities on the S&P 500® Index.

Concentration Risk

From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

REX Gold Hedged S&P 500 ETF
Notes to the Consolidated Financial Statements

September 30, 2017 (Unaudited) (Concluded)

9. RISKS OF INVESTING IN THE FUND (continued)

Derivatives Risk

The Fund uses futures contracts, which is a type of derivative contract. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Non-Diversification Risk

The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Subsidiary Risk

The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in its Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in its Subsidiary, the Fund is exposed to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and its Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

10. OTHER

At September 30, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

11. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

12. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of September 30, 2017. At a meeting held on September 25, 2017, the Board of Trustees approved a change to the Fund’s tax and fiscal year end from March 31st to November 30th.

REX Gold Hedged S&P 500 ETF
Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2017 to September 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratios	Expenses Paid During Period(1)
REX Gold Hedged S&P 500 ETF
Actual Fund Return	$ 1,000.00	$ 1,094.50	0.48%	$ 2.52
Hypothetical 5% Return	$ 1,000.00	$ 1,022.66	0.48%	$ 2.43

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

REX Gold Hedged S&P 500 ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.rexetf.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:

SEI Investments
Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

REX-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 7, 2017

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: December 7, 2017